Significant Components of Deferred Tax Assets and Liabilities (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Schedule of Components of Deferred Tax Provision [Line Items]
Temporary differences related to expenses and accruals	$ 716,902	4,466,370	4,719,622
Temporary differences related to provision for advances to suppliers	388,727	2,421,809	0
Temporary differences related to provision for doubtful accounts	502,778	3,132,359	0
Temporary differences related to prepaid royalties	0	0	4,495,406
Other	664,651	4,140,842	1,721,596
Total current deferred tax assets	2,273,058	14,161,380	10,936,624
Less: Valuation allowance	(2,273,058)	(14,161,380)	(10,936,624)
Net current deferred tax assets	0	0	0
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	1,054,215	6,567,863	13,139,782
Startup expenses and advertising fee	3,051,557	19,011,503	9,818,616
Temporary differences related to research and development credits	162,432	1,011,966	5,368,367
Temporary differences related to equity investment	1,486,937	9,263,766	5,619,339
Foreign tax credits	2,491,964	15,525,185	15,563,223
Temporary differences related to provision for prepayment for equipment	802,555	5,000,000	5,000,000
Tax loss carry forwards	60,673,479	378,001,844	247,897,899
Total non-current deferred tax assets	69,723,139	434,382,127	302,407,226
Less: Valuation allowance	(69,723,139)	(434,382,127)	(302,407,226)
Net non-current deferred tax assets	0	0	0
Total deferred tax assets	0	0	0
Temporary differences related to amortization of intangible assets	$ 884,150	5,508,341	5,521,837